Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 576,611	$ 600,399
Short-term and current maturities of long-term bank deposits	296,188	782,813
Marketable securities	549,821	3,548
Accounts receivable and other:
Trade, net	206,455	203,924
Other receivables and prepaid expenses	122,965	266,280
Inventories	144,595	141,045
Long-term assets held for sale, net		1,015
TOTAL CURRENT ASSETS	1,896,635	1,999,024
LONG-TERM DEPOSITS AND MARKETABLE SECURITIES	225,639	70,685
PROPERTY, PLANT AND EQUIPMENT, NET	193,727	180,085
DEFERRED INCOME TAXES	87,257	10,324
OTHER ASSETS	29,952	29,635
TOTAL ASSETS	2,433,210	2,289,753
Accounts payable:
Trade payables	25,697	16,394
Other current liabilities	190,059	193,443
TOTAL CURRENT LIABILITIES	215,756	209,837
LONG-TERM LIABILITIES:
Deferred income taxes	3,228	2,114
Other long-term liabilities	3,827	3,996
TOTAL LONG-TERM LIABILITIES	7,055	6,110
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	222,811	215,947
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2018 and March 31, 2017: 200,000,000 shares; Issued at March 31, 2018 and March 31, 2017: 45,116,262 shares Outstanding at March 31, 2018 and March 31, 2017: 39,427,515 and 40,513,209 shares, respectively	679	679
Founders’ shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2018 and March 31, 2017: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive income, net of taxes	(110,285)	(148,133)
Treasury stock at March 31, 2018 and March 31, 2017: 5,688,747 and 4,603,053 shares, respectively	(610,009)	(498,675)
Accumulated earnings	2,662,327	2,451,177
Taro shareholders' equity	2,205,158	2,067,494
Non-controlling interest	5,241	6,312
TOTAL SHAREHOLDERS’ EQUITY	2,210,399	2,073,806
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,433,210	$ 2,289,753